Commitments (Details) - USD ($)			6 Months Ended
	Feb. 28, 2025	Feb. 13, 2024	Jun. 30, 2025
Commitments [Line Items]
Underwriters option period from the date of initial public offering			45 days
Cash underwriting discount public share (in Dollars per share)			$ 0.1
Underwriting deferred fee, per share (in Dollars per share)			$ 0.3
Deferred underwriting fees			$ 5,520,000
Cash investment			200,000,000
Helix Support Agreement [Member]
Commitments [Line Items]
Forfeit amount			$ 46,000,000
Stock issued shares (in Shares)			4,600,000
Subscription Agreement [Member]
Commitments [Line Items]
Purchase aggregate value	$ 75,000,000
Non-Redemption Agreements [Member]
Commitments [Line Items]
Aggregate shares (in Shares)			450,900
PubCo Common Stock [Member]
Commitments [Line Items]
Forfeit number of shares (in Shares)			3,360,000
Purchase aggregate value	$ 260,000,000
PubCo Common Stock [Member] | Sponsor [Member]
Commitments [Line Items]
Forfeit amount			$ 400,000,000
Fractional Share [Member]
Commitments [Line Items]
Forfeit amount			$ 400,000,000
Over-Allotment Option [Member]
Commitments [Line Items]
Additional share purchased (in Shares)			2,400,000
Initial Public Offering [Member]
Commitments [Line Items]
Additional share purchased (in Shares)		2,400,000
Public shares price per share (in Dollars per share)		$ 10
Cash underwriting discount			$ 1,840,000